EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Disclosure of cost of sales	Costs of sales in 2022, 2021 and 2020 were as follows:

Amounts in $ ‘000	2022	2021	2020
Costs of sales	(17,398)	(19,107)	(23,539)
Obsolescence inventory impairments	(164)	(2,035)	—
Total	(17,562)	(21,142)	(23,539)

Disclosure of research and development expense	Research and development costs in 2022, 2021 and 2020 were as follows:

Amounts in $ ‘000	2022	2021	2020
Employee costs	(20,595)	(24,451)	(20,984)
Amortization costs IFA	(55)	(132)	(774)
Impairment losses IFA	—	(4,992)	—
Depreciation PPE and right of use assets	(1,602)	(3,152)	(2,062)
Direct Operating Expenses	(27,107)	(33,190)	(12,804)
Other indirect research and development costs	(3,172)	(4,452)	(1,895)
Total research and development costs	(52,531)	(70,369)	(38,519)

Disclosure of general and administrative costs
General and administrative costs for 2022, 2021 and 2020 were as follows:

Amounts in $ ‘000	2022	2021	2020
Employee costs	(14,868)	(12,178)	(11,217)
Amortization costs IFA	(492)	—	—
Depreciation PPE and right of use assets	(2,525)	(857)	(1,144)
Impairment losses PPE and right of use assets	(4,376)	(5,447)	—
Direct Operating Expenses	(9,038)	(8,419)	(9,546)
Other indirect general and administrative costs	(14,717)	(10,073)	(2,178)
Total general and administrative costs	(46,016)	(36,974)	(24,085)

Disclosure of marketing and sales costs
Marketing and sales costs for 2022, 2021 and 2020 were as follows:

Amounts in $ ‘000	2022	2021	2020
Employee costs	(32,858)	(24,125)	(23,094)
Amortization costs IFA	(3,765)	(4,098)	(3,238)
Depreciation PPE and right of use assets	(372)	(930)	(865)
Direct Operating Expenses	(42,398)	(28,543)	(23,362)
Other indirect marketing and sales costs	(6,410)	(1,749)	(1,045)
Total marketing and sales costs	(85,803)	(59,445)	(51,604)

Disclosure of employee benefits	Employee benefit costs for 2022, 2021 and 2020 were as follows:

Amounts in $ ‘000	2022	2021	2020
Salaries	(53,328)	(44,202)	(36,811)
Social security costs	(6,317)	(5,318)	(4,302)
Pension costs	(2,284)	(2,179)	(1,844)
Share-based compensation	(6,392)	(9,055)	(8,405)
Total	(68,321)	(60,754)	(51,362)

Disclosure of depreciation and amortization
Depreciation and amortization charges are included in:

Amounts in $ ‘000	2022	2021	2020
Property, plant and equipment	(1,993)	(2,158)	(2,044)
Intangible assets	(4,312)	(4,232)	(4,008)
Total	(6,305)	(6,390)	(6,052)

Right of use assets	(2,565)	(2,781)	(2,027)
Total	(2,565)	(2,781)	(2,027)